Variable Interest Entities (Schedule of Assets and Liabilities of Significant Non-consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
On-balance sheet assets, total	¥ 5,537,483	¥ 5,971,833
Total assets of significant non-consolidated variable interest entities	57,141,437	77,748,390
Maximum exposure	6,724,664	7,583,332
On-balance sheet assets, trading account assets	271,149	580,046
On-balance sheet assets, investment securities	1,196,487	1,387,523
On-balance sheet assets, loans	4,057,988	3,976,993
On-balance sheet assets, other assets	11,859	27,271
On-balance sheet liabilities, total	5,792	5,547
On-balance sheet liabilities, all other liabilities	5,792	5,547
Investment Funds [Member] | As previously reported [Member]
On-balance sheet assets, trading account assets		43,638
On-balance sheet assets, investment securities		432,264
Investment Funds [Member] | As restated [Member]
On-balance sheet assets, trading account assets		298,264
On-balance sheet assets, investment securities		177,638
Asset-Backed Conduits [Member]
On-balance sheet assets, total	1,161,889	1,073,035
Total assets of significant non-consolidated variable interest entities	4,938,696	5,060,968
Maximum exposure	1,681,550	1,972,562
On-balance sheet assets, trading account assets	596	1,375
On-balance sheet assets, investment securities	144,946	77,742
On-balance sheet assets, loans	1,016,347	993,918
Investment Funds [Member]
On-balance sheet assets, total	434,767	810,295
Total assets of significant non-consolidated variable interest entities	12,787,846	15,681,299
Maximum exposure	441,844	833,828
On-balance sheet assets, trading account assets	132,280	298,264	[1]
On-balance sheet assets, investment securities	115,281	177,638	[1]
On-balance sheet assets, loans	178,808	319,712
On-balance sheet assets, other assets	8,398	14,681
Special Purpose Entities Created for Structured Financing [Member]
On-balance sheet assets, total	1,854,368	1,596,711
Total assets of significant non-consolidated variable interest entities	13,503,700	12,022,760
Maximum exposure	2,183,868	1,834,411
On-balance sheet assets, trading account assets	20,313	20,858
On-balance sheet assets, investment securities	71,840	83,563
On-balance sheet assets, loans	1,758,754	1,479,700
On-balance sheet assets, other assets	3,461	12,590
Repackaged Instruments [Member]
On-balance sheet assets, total	1,008,013	1,426,517
Total assets of significant non-consolidated variable interest entities	15,424,831	36,848,306
Maximum exposure	1,069,179	1,430,813
On-balance sheet assets, trading account assets	104,612	256,111
On-balance sheet assets, investment securities	561,876	716,754
On-balance sheet assets, loans	341,525	453,652
Trust Arrangements [Member]
On-balance sheet assets, total	27,252
Total assets of significant non-consolidated variable interest entities	29,908
Maximum exposure	28,285
On-balance sheet assets, loans	27,252
On-balance sheet liabilities, total	5,791
On-balance sheet liabilities, all other liabilities	5,791
Others [Member]
On-balance sheet assets, total	1,051,194	1,065,275
Total assets of significant non-consolidated variable interest entities	10,456,456	8,135,057
Maximum exposure	1,319,938	1,511,718
On-balance sheet assets, trading account assets	13,348	3,438
On-balance sheet assets, investment securities	302,544	331,826
On-balance sheet assets, loans	735,302	730,011
On-balance sheet liabilities, total	1	5,547
On-balance sheet liabilities, all other liabilities	¥ 1	¥ 5,547

[1]	The balances of Trading account assets and Investment securities categorized as Investment funds for Significant Non-consolidated VIEs as at March 31, 2010 have been restated as follows: